Financial Risks	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the following financial instruments denominated in foreign currencies.

Cash and cash equivalents of $1,762,171 are comprised of $244,195 in cash and $1,517,976 in cash equivalents. The cash equivalents of $1,517,976 at March 31, 2012 (1,333,131 at March 31, 2011) are comprised of:

Held in Canada:

TD Waterhouse at 1.25% - $100,993 ($100,901 CDN) – Payable on demand.

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $1,416,983 (R$2,580,555) – Payable on demand. Of these deposits R$180,000 are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	145,454	122,614
US dollars	44,127	59,464
Brazilian reals	2,819,710	2,548,542
British pounds	10,567	6,319
Euros	5,076	7,878

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	27,074	16,083
US dollars	102,726	81,397
Brazilian reals	94,057	4,089
British pounds	438	774
Euros	6,432	11,797

Accounts payable include the following amounts payable in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	19,629	13,423
US dollars	3,541	10,003
Brazilian reals	805	10,855
British pounds	100	309

Accrued liabilities include the following accruals in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	26,457	76,727
US dollars	11,709	9,938
Brazilian reals	27,675	719

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2012	March 31, 2011

Canada	14%	7%
North America, excluding Canada	54%	30%
South America	27%	56%
Great Britain	0%	0%
Europe, excluding Great Britain	5%	7%
	100%	100%

FAIR VALUE

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.